INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 5, 2019 TO THE PROSPECTUS DATED FEBRUARY 28, 2019

Invesco Variable Rate Investment Grade ETF (VRIG)

Invesco Variable Rate Investment Grade ETF has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety, effective immediately.

Please Retain This Supplement For Future Reference.

P-PS-ACTIVE-VRIG-PRO-SUP-1 110519